Quebec Acquisition	12 Months Ended
Mar. 31, 2022
Quebec Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Acquisition [Text Block]

6. Quebec Acquisition

On April 8, 2020, the Company completed the acquisition of 100% of the common shares of 9376-9974 Quebec Inc. ("9376"), a digital currency mining operation located in Lachute, Quebec from Cryptologic Corp.

In consideration for 100% of the common shares of 9376, the Company paid total consideration of $3,738,809 consisting of:

(i) Issuance of 3,000,000 common shares on closing valued at a price of C$1.15 per common share for a total of $2,458,470 (C$3,450,000); and

(ii) Cash payment of $1,235,873 (C$1,734,315) and holdback of $44,466.

The allocation of the total purchase price to the net assets acquired is as follows:

Prepaid expenses	$719,699
Plant and equipment (Note 11)	2,322,077
Right of use asset (Note 17)	2,469,327
Intangible asset*	872,545
Accounts payable	(175,512)
Lease liability	(2,469,327)
Net assets acquired	$3,738,809
Cash paid	1,235,873
Shares issued	2,458,470
Holdback payable	44,466
Total consideration	$3,738,809

* Intangible asset relates to favourable supply arrangements acquired as part of the business acquisition and is being amortized over the term of the existing facility lease.